Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income Expense [Abstract]
Interest income	$ 27,205	$ 39,229	$ 19,009
Foreign exchange income	46,167	23,112	18,512
Other financial income	2,909	214	0
Financial income	76,281	62,555	37,521
Interest expense	(96,301)	(115,223)	(118,219)
Foreign exchange loss	(137,601)	(82,333)	(44,895)
Changes in liability for Brazil concessions (Note 22)	(86,331)	(98,122)	(107,408)
Other financial loss	(10,914)	(6,369)	(2,429)
Financial loss	(331,147)	(302,047)	(272,951)
Increase Decrease Inflation Adjustment	(36,460)	0	0
Financial results, net	$ (291,326)	$ (239,492)	$ (235,430)